Organization and Principles of Consolidation - Additional Information (Details)						12 Months Ended
	Mar. 31, 2016	Aug. 21, 2015	Apr. 02, 2015	Aug. 29, 2014 shares	Sep. 25, 2012 shares	Dec. 31, 2015 Segment State	Jan. 01, 2016	Jul. 31, 2015	Oct. 02, 2014
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Units sold in IPO					10,925,000
Percentage of membership interest acquired		100.00%
Number of operating segments | Segment						2
Susser [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of Non economic general partner interest and incentive distribution rights				100.00%
Common and subordinated unit, acquired				11,000,000
Ownership Percentage				50.10%				100.00%
Sunoco LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership Percentage			50.10%
Percentage of membership interest acquired			31.58%
Number of states in which entity operates | State						26
Sunoco LLC [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership Percentage	49.90%
Percentage of membership interest acquired	68.42%
Sunoco Retail LLC [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership Percentage	100.00%						100.00%
MACS [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership Percentage									100.00%